Investment Strategy - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities.For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from regular federal and Massachusetts state income taxes. The fund can also invest in obligations of US territories and Commonwealths (such as Puerto Rico, the US Virgin Islands and Guam) and their agencies and authorities, whose income is free from regular federal and Massachusetts state income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).The fund can buy many types of municipal securities with no maturity restrictions. These may include, without limitation, revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer’s ability to levy taxes). They may also include private activity and industrial development bonds, pre-refunded bonds, municipal lease obligations and investments representing an interest therein.The fund normally invests at least 80% of total assets in municipal securities of the top four grades of credit quality or, if unrated, determined by the fund’s investment advisor to be of similar quality. The fund could invest up to 20% of total assets in high yield, below investment-grade bonds (commonly referred to as “junk” bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.The fund may use forward delivery bonds, which are bonds priced on a determined date but that are not issued and settled until a later period (ranging from several weeks to more than a year). Forward delivery bonds with settlement dates greater than 35 days are treated as derivatives by the fund and are subject to the fund's policies and procedures with respect to derivatives. Forward delivery bonds with settlement dates greater than 35 days generally are used for non-hedging purposes to seek to enhance potential gains.Management process. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, including economic outlooks, possible interest rate movements, yield levels across varying maturities, and changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security's credit quality and terms, such as coupon, maturity date and call date, as well as the issuer's capital structure, leverage and ability to meet its current obligations. Portfolio management generally also considers financially material environmental, social, and governance (ESG) factors, when available. Such factors may include, but are not limited to, exposure to climate change risks, income levels and unemployment data, and an issuer’s governance structure and practices.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from regular federal and Massachusetts state income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities.